Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2012
Prepaid Expenses and Other Current Assets

(4)    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Founder’s receivable	$5,267	$5,267	$5,267	$—
Other	429	3,311	4,616	5,675

Total prepaid expenses and other current assets	$5,696	$8,578	$9,883	$5,675

Refer to Note 15 for further information regarding our founder’s receivable.